RISK MANAGEMENT - Credit quality of financial assets (excluding loan portfolio) - Cash and cash equivalents (Details) - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Cash equivalents	$ 15,685,267	$ 13,256,505
Cash held by entity	3,669,443	3,742,354
Total cash and cash equivalents	19,354,710	16,998,859	$ 18,597,861	$ 17,032,857
Investment grade [member]
Disclosure of financial assets [line items]
Cash equivalents	10,978,851	13,256,226
Speculative grade [member]
Disclosure of financial assets [line items]
Cash equivalents	4,705,916
Without grade or not available [member]
Disclosure of financial assets [line items]
Cash equivalents	500	279
Central bank | Investment grade [member]
Disclosure of financial assets [line items]
Cash equivalents		4,166,796
Central bank | Speculative grade [member]
Disclosure of financial assets [line items]
Cash equivalents	4,705,916
Financial entities | Investment grade [member]
Disclosure of financial assets [line items]
Cash equivalents	10,978,851	9,089,430
Cash And Cash Equivalents, Checks in Clearing [Member] | Without grade or not available [member]
Disclosure of financial assets [line items]
Cash equivalents	$ 500	$ 279